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JNL S&P 500 Index Fund
JNL S&P 500 Index Fund Class I
Investment Objective.
The investment objective of the Fund is to track the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	JNL S&P 500 Index Fund Class I USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL S&P 500 Index Fund Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%	[1]
Total Annual Fund Operating Expenses	0.32%	[2]
Less Waiver/Reimbursement	0.23%	[3],[4]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.09%	[2]
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.06% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.
[4]	JNAM has contractually agreed to waive 0.17% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed. The example also assumes that the Class I administrative waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
JNL S&P 500 Index Fund | Class I | USD ($)	9	80	157	383

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2019 - 12/31/2019	35%

Principal Investment Strategies.
The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund employs a passive investment approach, called indexing, which attempts to replicate the investment performance of the S&P 500 Index through statistical procedures. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. As of December 31, 2019, the market capitalization range of the S&P 500 Index is $2.90 billion to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

The Fund may also invest in exchange-traded funds ("ETFs") to assist with index rebalances and to meet redemption or purchase requests. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in securities issued by companies in the financial services sector.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.
  Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
  Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.
  Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
  Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
  Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Should a Fund engage in index sampling, the performance of the securities selected will not provide investment performance tracking that of the Index.  Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.
  Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.
  Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, as amended to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class I

Best Quarter (ended 3/31/2019): 13.57%; Worst Quarter (ended 12/31/2018): -13.59%
Average Annual Total Returns as of 12/31/2019
Average Annual Total Returns - JNL S&P 500 Index Fund	1 year	Life of Class	Inception Date
Class I	31.25%	13.92%	Sep. 25, 2017
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	14.16%	Sep. 25, 2017